Summary of Reconciliation of Reportable Segment Assets (Detail) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Segment Reporting Information [Line Items]
Assets	$ 244,640	$ 232,616
Operating Segments
Segment Reporting Information [Line Items]
Assets	263,722	236,973	$ 230,887
Corporate and other
Segment Reporting Information [Line Items]
Assets	205,930	191,686
Eliminations
Segment Reporting Information [Line Items]
Assets	$ (225,012)	$ (196,043)